Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98


[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Putnam Capital Appreciation Fund's closing should be good news for those who already have a seat inside."

                               -- Morningstar Mutual Funds, August 7, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

22 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The continued underperformance of small-company stocks and the summer's market plunge with its ensuing turbulence took their toll on Putnam Capital Appreciation Fund's results during the first half of fiscal 1999. If not for the fact that your fund was in plenty of company, this turn of events would indeed be cause for concern.

Rather than dwell on the short term, however, it is far healthier to take a longer-term perspective. While one can never pin tomorrow's results on yesterday's performance, experience has taught us that market turbulence such as we have experienced in recent months tends to be relatively short lived.

That being the case, your fund's managers are focusing not only on current performance but on positioning the portfolio for longer-term potential. In the following report, they not only discuss results for the fiscal year's first half but comment on the months ahead as well.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Managers
Gerald S. Zukowski, Lead Manager
William H. Miller
Edward R. Finch


The first half of fiscal 1999 represented one of the most challenging periods in the brief history of Putnam Capital Appreciation Fund. As the fiscal year began, U.S. investors were witnessing increased volatility in domestic markets. Many factors contributed to this market turbulence, including investor fears of worsening global economic conditions, negative corporate profit warnings, and dramatic selloffs in overseas markets. On July 17, 1998, the Dow Jones Industrial Average reached an all-time high of 9,333, only to plummet more than 512 points the following month, wiping out the entire year's gains. The third quarter of 1998 was the Dow's worst quarter in eight years. However, in the fourth quarter, we saw a dramatic recovery for the Dow with a year-to-date gain of more than 17%.

Another challenge during the period was the sharp divergence between the performance of small- and large-company stocks. While large-company stocks had several high points during the period, investors continued to shun small-company stocks. From the beginning of 1998 to the close of the fiscal period, the S&P 500(R) Index, a measure of large-company stocks, had returned 21.57%, while the Russell 2000 Index had returned -8.22%. This difference of nearly 30 percentage points indicates a virtually unprecedented investor preference for the stocks of large, well-established companies.

The market volatility and continued underperformance of small-company stocks took their toll on your fund's short-term returns. For the six months ended November 30, 1998, your fund's class A shares provided a total return of -5.23% at net asset value and -10.67% at public offering price. While these results are disappointing, it is important to note that during the period we were able to make strategic shifts in the portfolio's focus to lessen the effect of the troubled markets. We trimmed back the fund's small-company holdings and focused on stronger, large-company stocks. We are pleased to report on a number of stocks that performed well during the period and should contribute substantially to the fund's longer-term returns. For complete performance information, please see the summary that begins on page 9.

* BIGGER-IS-BETTER MENTALITY CONTINUES

Your fund's ability to invest in companies of all sizes proved especially beneficial during the past six months as several large-company stocks delivered outstanding performance, most notably in the technology sector. One example is Ascend Communications, a computer networking company. In October, Ascend completed its acquisition of Stratus Computer. This has enhanced the company's technological capabilities and is furthering the development of products that integrate telephone networks and the Internet. In addition, Ascend recently won a bid to provide ATM equipment for China's postal department, which will connect networks in 31 Chinese provinces and 200 cities.

Another outstanding technology holding during the period was IBM, the world's largest computer maker. In an effort to reach double-digit annual revenue growth, IBM has been building its software and service businesses while stabilizing its mainframe computer sales. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals                           12.7%

Insurance and finance                     12.1%

Retail                                    10.4%

Computer services and software             9.3%

Telecommunications                         6.1%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.

* HEALTH-CARE STOCKS DELIVER STRONG PERFORMANCE

The pharmaceutical sector was another bright spot during the fiscal period, with large U.S. drug stocks such as Schering-Plough, Eli Lilly, Warner-Lambert, and Merck & Co. delivering impressive performance. In addition to developing innovative and profitable new products, these companies have another distinct advantage: health-care products and services tend to stay in demand regardless of economic conditions. One of Merck's most promising products is Vioxx, a painkiller with the potential to produce fewer side effects than aspirin or ibuprofen when taken daily. An exciting new product from Eli Lilly is Zyprexa, a drug that may significantly improve symptoms related to Alzheimer's disease, which affects nearly 4 million people in the United States.

The stocks of several midsize biotechnology companies were also among the health-care highlights for the period. Biochem Pharma, for example, recently announced FDA approval of the first oral antiviral treatment for hepatitis B, one of the world's most prevalent diseases. Other strong biotech stocks included those of Genzyme Corp., which began marketing a new drug, Thyrogen, for patients undergoing treatment for thyroid cancer, and of Centocor, Inc., which recently signed an agreement with a division of Genzyme to develop antibodies for the treatment of debilitating chronic diseases.

* STRATEGIC STOCK SELECTION KEY AMONG SMALL CAPS

While most small-company stocks were battered during the period, QLogic Corp. has been an outstanding exception. This semiconductor company specializes in chips that allow disk drives, CD/ROMs, and computers to communicate with each other. Its shares have risen 115% since early October.

U.S. Foodservice, a distributor of food and related products, was another stellar small-cap holding in your fund's portfolio. The company markets and distributes more than 40,000 national, private label, and signature brand items to over 130,000 food service customers, including restaurants, hotels, health-care facilities, cafeterias, and schools. In October, U.S. Foodservice announced its 17th consecutive quarter of record sales. The company's recent acquisitions, including food service company Rykoff-Sexton and several smaller businesses, have contributed to its success. A growing national presence, diverse customer base, and strong sales and distribution capabilities give U.S. Foodservice strong growth potential.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Company
Conglomerate

Warner-Lambert Company
Pharmaceuticals

Pfizer, Inc.
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Rite Aid Corp.
Retail

Tele-Communications, Inc., Class A
Broadcasting and cable TV

Bank One Corp.
Banking and financial services

SBC Communications, Inc.
Telecommunications

IBM Corp.
Computer products and services

H.J. Heinz Company
Food products


Footnote reads:
These holdings represent 19.9% of the fund's net assets as of 11/30/98. Portfolio holdings will vary over time.

Stock selection in the fund's wholesaling and retail sectors proved profitable with holdings such as Bergen Brunswig Corp., a company that distributes drugs and medical-surgical supplies to the managed care and retail pharmacy markets. In addition, the fund's investment in Wal-Mart Stores delivered outstanding returns. This huge U.S. company recently agreed to purchase 74 stores in a German retail and wholesale chain.

* LOOKING AHEAD WITH CAUTIOUS OPTIMISM

Just after the close of the fiscal period, we began to see evidence of a turnaround in small-company stocks. However, we enter the second half of fiscal 1999 with our eyes wide open to the possibility that we have not experienced the last of the market turbulence. The challenges of the past six months may continue for some time, and patience will be especially important as we wait for stocks of small companies to come back in favor. Although small companies have attractive valuations, the confidence of investors is the missing ingredient. As always, regardless of market conditions, careful stock selection backed by intensive research will remain an essential component of your fund's investment strategy.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital gain through investments in equities chosen for their growth potential.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                 Class A          Class B           Class M
(inception date)                (8/5/93)         (11/2/94)         (1/22/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    -5.23%  -10.67%   -5.51%  -10.24%   -5.46%   -8.76%
------------------------------------------------------------------------------
1 year                       3.07    -2.85     2.38    -2.62     2.58    -0.99
------------------------------------------------------------------------------
5 years                    167.40   152.09   157.65   155.65   160.73   151.60
Annual average              21.74    20.31    20.84    20.65    21.13    20.27
------------------------------------------------------------------------------
Life of fund               199.38   182.18   187.87   186.87   191.21   181.13
Annual average              22.89    21.53    21.99    21.91    22.25    21.45
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                 Russell          Standard &
                                  Midcap            Poor's        Consumer
                                  Index           500 Index     Price Index
------------------------------------------------------------------------------
6 months                          -3.39%             7.48%         0.74%
------------------------------------------------------------------------------
1 year                             6.86             23.66          1.55
------------------------------------------------------------------------------
5 years                          117.78            181.26         12.48
Annual average                    16.85             22.98          2.38
------------------------------------------------------------------------------
Life of fund                     123.23            192.86         13.57
Annual average                    16.25             22.32          2.42
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions (number)            --              --             --
------------------------------------------------------------------------------
Income                            --              --             --
------------------------------------------------------------------------------
Capital gains                     --              --             --
------------------------------------------------------------------------------
Share value:                 NAV      POP         NAV      NAV         POP
------------------------------------------------------------------------------
5/31/98                    $23.15   $24.56      $22.86   $22.91      $23.74
------------------------------------------------------------------------------
11/30/98                    21.94    23.28       21.60    21.66       22.45
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                 Class A          Class B           Class M
(inception date)                (8/5/93)         (11/2/94)         (1/22/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    -1.12%   -6.80%   -1.44%   -6.25%   -1.41%   -4.87%
------------------------------------------------------------------------------
1 year                       8.69     2.44     7.92     2.92     8.13     4.35
------------------------------------------------------------------------------
5 years                    161.64   146.49   152.00   150.00   154.87   145.85
Annual average              21.21    19.77    20.30    20.11    20.58    19.71
------------------------------------------------------------------------------
Life of fund               218.56   200.26   206.06   205.06   209.64   198.92
Annual average              23.93    22.58    23.02    22.94    23.28    22.48
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell Midcap Index* is composed of all medium and medium/small companies in the Russell 1000 Index. The Russell 1000 Index represents the universe of stocks from which the most active money managers typically select.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



WELCOME TO

                              www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

*the benefits of investing with Putnam

*Putnam's money management philosophy

*complete fund information, daily pricing and long-term performance

*your current account value, portfolio value and transaction history

*the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly.
So be sure to bookmark us at
http://www.putnaminv.com



Portfolio of investments owned
November 30, 1998 (Unaudited)

COMMON STOCKS (95.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Raytheon Co Class A                                                                    $    9,296,875
            215,000  Raytheon Co. Class B                                                                       11,905,625
                                                                                                            --------------
                                                                                                                21,202,500

Automotive (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            228,000  Bonded Motors, Inc. (NON)(AFF)                                                              1,567,500
            206,600  Ford Motor Co.                                                                             11,414,650
             63,300  Keystone Automotive Industries, Inc.                                                        1,206,656
            145,900  Standard Automotive Corp.                                                                   1,148,963
                                                                                                            --------------
                                                                                                                15,337,769

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            247,000  Integrated Sensor Solutions, Inc. (NON)                                                     1,049,750
            394,500  Shorewood Packaging Corp. (NON)                                                             5,843,531
            104,100  TransTechnology Corp.                                                                       2,381,288
                                                                                                            --------------
                                                                                                                 9,274,569

Biotechnology (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            966,000  BioChem Pharma, Inc. (NON)                                                                 23,546,250
            585,000  Centocor, Inc. (NON)                                                                       23,692,500
            180,000  Genzyme Corp. (NON)                                                                         7,571,250
             14,449  Genzyme Molecular Oncology                                                                     50,572
                                                                                                            --------------
                                                                                                                54,860,572

Building and Construction (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            195,800  Dayton Superior Corp. (NON)                                                                 3,818,100
            153,700  Group Maintenance America Corp.                                                             2,055,738
            120,000  Hospitality Worldwide Services, Inc.                                                          525,000
            140,000  Integrated Electrical Services, Inc. (NON)                                                  2,677,500
            172,000  Southern Energy Homes, Inc. (NON)                                                           1,204,000
                                                                                                            --------------
                                                                                                                10,280,338

Business Equipment and Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            239,120  Acxiom Corp                                                                                 5,649,210
            236,000  Building One Services Corp. (NON)                                                           4,012,000
            930,000  Cendant Corp. (NON)                                                                        17,670,000
            320,000  Corrpro Cos., Inc. (NON)                                                                    3,880,000
             76,000  Global Imaging Systems, Inc.                                                                1,377,500
            210,000  Herman Miller, Inc.                                                                         4,462,500
            100,200  NOVA Corp./Georgia (NON)                                                                    3,187,613
            134,800  Personnel Group of America, Inc. (NON)                                                      2,224,200
            587,000  Pitney Bowes, Inc.                                                                         32,872,000
            248,300  Unidigital, Inc. (NON) (AFF)                                                                1,179,425
                                                                                                            --------------
                                                                                                                76,514,448

Chemicals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  MacDermid, Inc.                                                                             4,793,750
            106,200  W.R. Grace & Co.                                                                            1,752,300
                                                                                                            --------------
                                                                                                                 6,546,050

Computer Equipment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            580,000  Compaq Computer Corp.                                                                      18,850,000
            306,000  Seagate Technology, Inc. (NON)                                                              9,027,000
                                                                                                            --------------
                                                                                                                27,877,000

Computer Services and Software (9.3%)
--------------------------------------------------------------------------------------------------------------------------
            498,220  3Com Corp. (NON)                                                                           19,274,886
            550,000  4Front Software International, Inc. (NON)                                                   4,400,000
            594,000  Acclaim Entertainment, Inc. (NON)                                                           5,680,125
            200,000  Bell Microproducts, Inc. (NON)                                                              1,812,500
            344,450  CHS Electronics, Inc. (NON)                                                                 5,102,166
            504,900  Computer Associates International, Inc.                                                    22,341,825
            590,000  Computer Sciences Corp.                                                                    33,703,750
            600,000  Diamond Multimedia Systems, Inc. (NON)                                                      3,937,500
            378,000  Gateway 2000, Inc. (NON)                                                                   21,215,250
          1,010,000  HBO & Co.                                                                                  25,186,875
            150,000  HMT Technology Corp.                                                                        1,706,250
            620,000  Harbinger Corp. (NON)                                                                       5,347,500
            290,000  IBM Corp.                                                                                  47,850,000
            330,000  iMALL, Inc. (NON)                                                                           4,166,250
            285,700  Microsoft Corp. (NON)                                                                      34,855,400
            190,773  Midway Games Inc. (NON)                                                                     1,943,500
            140,000  National Computer Systems Inc.                                                              4,602,500
            844,000  Parametric Technology Corp. (NON)                                                          14,348,000
            250,000  PLATINUM Technology, Inc. (NON)                                                             4,421,875
            112,000  Pomeroy Computer Resources, Inc. (NON)                                                      2,163,000
            152,000  QuadraMed Corp.                                                                             3,648,000
            231,000  Sterling Commerce, Inc. (NON)                                                               8,373,750
            400,000  Sterling Software, Inc. (NON)                                                              10,300,000
            380,000  Storage Technology Corp. (NON)                                                             13,300,000
                                                                                                            --------------
                                                                                                               299,680,902

Conglomerates (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  Ogden Corp.                                                                                22,578,125

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
            122,600  Global-Tech Appliance, Inc. (NON)                                                             628,325
            112,100  Home Security International, Inc.                                                             840,750
                                                                                                            --------------
                                                                                                                 1,469,075

Consumer Non Durables (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             42,000  Happy Kids, Inc. (NON)                                                                        483,000
            140,000  Kellwood Co.                                                                                3,780,000
             82,000  Loews Corp                                                                                  8,200,000
            300,000  Newell Co.                                                                                 13,275,000
            114,600  Nu Skin Asia Pacific, Inc. Class A (NON)                                                    2,743,238
            730,000  Philip Morris Cos., Inc.                                                                   40,834,375
            330,000  Quaker Fabric Corp. (NON)                                                                   2,310,000
            200,000  Styling Technology Corp. (NON)                                                              1,825,000
            280,000  True North Communications, Inc.                                                             7,875,000
            124,500  Westpoint Stevens, Inc. (NON)                                                               3,735,000
                                                                                                            --------------
                                                                                                                85,060,613

Consumer Services (4.9%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Applebee's International, Inc.                                                              1,645,000
             92,000  Comcast Corp. Class A                                                                       4,462,000
            550,000  Cracker Barrel Old Country Store, Inc.                                                     12,787,500
            110,000  Hertz Corp. Class A                                                                         4,042,500
            160,000  Hillenbrand Industries, Inc.                                                                9,090,000
            380,000  McDonald's Corp.                                                                           26,623,750
            494,100  MediaOne Group Inc. (NON)                                                                  20,011,050
            240,000  Paging Network, Inc. (NON)                                                                  1,485,000
             53,050  Star Buffet, Inc.                                                                             318,300
            348,000  Steiner Leisure Ltd. (NON)                                                                  8,656,500
            100,000  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                           4,031,250
          1,450,000  Tele-Communications, Inc. Class A (NON)                                                    61,262,500
             88,400  Tele-Communications TCI Ventures Group Class A (NON)                                        1,751,425
             58,000  Young Broadcasting Corp. Class A (NON)                                                      2,066,250
                                                                                                            --------------
                                                                                                               158,233,025

Electronics and Electrical Equipment (4.5%)
--------------------------------------------------------------------------------------------------------------------------
            123,850  AFC Cable Systems, Inc. (NON)                                                               3,669,056
            160,350  Asia Electronics Holding Co. (NON)                                                             85,186
          1,110,000  General Electric Co.                                                                      100,455,000
            230,000  Micron Technology, Inc. (NON)                                                               9,501,875
             43,700  Optek Technology, Inc.                                                                        786,600
            442,200  Pioneer-Standard Electronics, Inc.                                                          4,808,925
            140,000  QLogic Corp.                                                                               14,367,500
            180,000  Semtech Corp. (NON)                                                                         5,332,500
            120,000  Sipex Corp. (NON)                                                                           3,870,000
            200,000  Vishay Intertechnology, Inc.                                                                2,837,500
                                                                                                            --------------
                                                                                                               145,714,142

Energy-Related (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,117,000  Calpine Corp. (NON) (AFF)                                                                  26,808,000
            300,000  Thermo Electron Corp. (NON)                                                                 5,062,500
            133,500  U. S. Energy Systems, Inc. (NON)                                                              191,906
            750,000  USEC, Inc.                                                                                 10,171,875
                                                                                                            --------------
                                                                                                                42,234,281

Environmental Control (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Allied Waste Industries, Inc. (NON)                                                         4,686,250
            430,975  U.S. Filter Corp. (NON)                                                                     9,535,322
            787,500  Waste Management, Inc.                                                                     33,764,063
                                                                                                            --------------
                                                                                                                47,985,635

Food and Beverages (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            810,000  Heinz (H.J.) Co.                                                                           47,233,125
            777,900  U.S. Foodservice (NON)                                                                     35,734,781
            900,000  PepsiCo, Inc.                                                                              34,818,750
            730,000  Sara Lee Corp.                                                                             42,613,750
            400,000  Scheid Vineyards, Inc. Class A (AFF)                                                        1,900,000
            267,000  Wendy's International, Inc.                                                                 5,340,000
                                                                                                            --------------
                                                                                                               167,640,406

Health Care (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            960,000  Epitope, Inc. (NON) (AFF)                                                                   5,640,000
            400,000  Foundation Health Systems, Inc. Class A (NON)                                               5,525,000
            323,100  Omega Orthodontics, Inc. (AFF)                                                                242,325
            620,700  Sun Healthcare Group Inc. (NON)                                                             3,258,675
            362,700  Wellpoint Health Networks, Inc. (NON)                                                      29,764,069
                                                                                                            --------------
                                                                                                                44,430,069

Hospital Management and Medical Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            420,000  Total Renal Care Holdings, Inc. (NON)                                                      11,156,250

Information Systems (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             53,000  Galileo International, Inc. (NON)                                                           2,120,000
            199,800  OptiSystems Solutions Ltd.                                                                  1,573,425
                                                                                                            --------------
                                                                                                                 3,693,425

Insurance and Finance (12.1%)
--------------------------------------------------------------------------------------------------------------------------
             44,000  Affiliated Managers Group, Inc. (NON)                                                       1,179,750
            599,800  AFLAC Inc.                                                                                 22,117,625
             48,600  American Capital Strategies, Ltd.                                                             741,150
            630,000  ARM Financial Group, Inc.                                                                  13,545,000
          1,147,600  Bank One Corp.                                                                             58,886,225
            520,000  BankAmerica Corp.                                                                          33,897,500
            500,000  Beacon Capital Partners 144A                                                                9,000,000
            392,400  Chase Manhattan Corp.                                                                      24,892,875
             95,000  Citigroup, Inc.                                                                             4,767,813
            250,998  Conseco Inc.                                                                                8,314,309
            130,000  Dime Bancorp, Inc.                                                                          3,453,125
            620,000  Fannie Mae                                                                                 45,105,000
            320,000  Federated Investors, Inc. (NON)                                                             5,380,000
            650,000  First Union Corp.                                                                          39,487,500
            192,868  Firstar Corporation                                                                        14,127,581
            222,000  Fremont General Corp.                                                                      11,183,250
            121,700  Hartford Life, Inc. (NON)                                                                   6,670,681
             70,000  Heller Financial, Inc. (NON)                                                                1,833,125
            565,000  Long Beach Financial Corp. (NON)                                                            4,502,344
             29,200  Merrill Lynch & Co., Inc.                                                                   2,190,000
            170,894  MMI Companies, Inc.                                                                         2,787,708
             77,600  Morgan Stanley, Dean Witter, Discover and Co.                                               5,412,600
             80,000  National Australia Bank, Ltd. ADR (Australia)                                               5,970,000
             49,300  Nationwide Financial Services, Inc. Class A                                                 2,372,563
            299,650  Preferred Employers Holdings, Inc. (NON) (AFF)                                              2,584,481
            720,400  Scottish Annuity & Life Holdings, Ltd. (NON)                                                9,095,050
            138,000  Symons International Group, Inc. (NON)                                                      1,345,500
              9,900  TeleBanc Financial Corp. (NON)                                                                222,750
            203,600  The Equitable Companies, Inc.                                                              11,248,900
            212,000  The PMI Group, Inc.                                                                        11,593,750
             40,000  UBS AG (Switzerland)                                                                       12,052,515
          1,084,000  UniCapital Corp. (NON)                                                                      8,943,000
            235,000  Waddell & Reed Financial, Inc.                                                              5,610,625
                                                                                                            --------------
                                                                                                               390,514,295

Medical Supplies and Devices (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            134,900  Arterial Vascular Engineering, Inc. (NON)                                                   6,593,238
            630,000  Baxter International, Inc.                                                                 40,044,375
            446,200  Bergen Brunswig Corp. Class A                                                              27,775,950
            507,200  ESC Medical Systems Ltd. (Israel) (NON)                                                     5,325,600
                                                                                                            --------------
                                                                                                                79,739,163

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Metals USA, Inc.                                                                            2,421,250
            127,200  Rti International Metals                                                                    1,915,950
                                                                                                            --------------
                                                                                                                 4,337,200

Oil and Gas (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,400,000  Abacan Resource Corp. (Canada) (NON)                                                          750,000
            650,000  Conoco, Inc. (NON)                                                                         15,396,875
            570,000  Newpark Resources, Inc. (NON)                                                               4,203,750
            483,500  Seitel, Inc. (NON)                                                                          6,466,813
            416,300  Ultramar Diamond Shamrock Corp.                                                            10,719,725
            110,000  Virginia Gas Co.                                                                              440,000
                                                                                                            --------------
                                                                                                                37,977,163

Paper and Forest Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            276,500  Fort James Corp.                                                                           10,818,063

Pharmaceuticals (12.7%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  American Home Products Corp.                                                               13,312,500
            609,333  Astra AB ADR Class A (Sweden)                                                              11,272,661
            265,000  Bristol-Myers Squibb Co.                                                                   32,479,063
            166,500  Elan Corp. PLC ADR (Ireland) (NON)                                                         11,342,813
            785,900  ICN Pharmaceuticals, Inc.                                                                  19,843,975
            370,000  Lilly (Eli) & Co.                                                                          33,184,375
            161,200  Maxim Pharmaceuticals, Inc. (NON)                                                           2,438,150
            435,000  Merck & Co., Inc.                                                                          67,370,625
            346,000  North American Vaccine, Inc.                                                                3,330,250
            640,000  Pfizer, Inc.                                                                               71,440,000
            550,000  Pharmacia & Upjohn, Inc.                                                                   28,634,375
            310,000  PharMerica, Inc. (NON)                                                                      1,278,750
            360,000  Schering-Plough Corp.                                                                      38,295,000
            994,000  Warner-Lambert Co.                                                                         75,047,000
                                                                                                            --------------
                                                                                                               409,269,537

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Journal Register Co. (NON)                                                                  3,723,125
            170,000  McGraw-Hill, Inc.                                                                          15,215,000
            125,600  World Color Press, Inc.                                                                     3,736,600
                                                                                                            --------------
                                                                                                                22,674,725

Real Estate (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Annaly Mortgage Management, Inc. (R)                                                          595,000
            193,800  Anthracite Capital, Inc. (NON) (R)                                                          1,441,388
            148,000  Anworth Mortgage Asset Corp. (NON) (AFF) (R)                                                  601,250
            333,000  Apartment Investment & Management Co.
                       Class A (R)                                                                              11,405,250
            316,000  Boston Properties, Inc. (R)                                                                 9,973,750
            151,700  Burnham Pacific Properties, Inc. (R)                                                        1,953,138
            381,000  Capital Automotive REIT (R)                                                                 5,095,875
            485,700  Captec Net Lease Realty, Inc. (AFF) (R)                                                     5,706,975
            383,600  CCA Prison Realty Trust (R)                                                                 9,302,300
            228,500  Centertrust Retail Prop Inc (R)                                                             2,684,875
            507,900  Chastain Capital Corp. (NON) (AFF) (R)                                                      2,285,550
            349,900  Cornerstone Properties, Inc. (R)                                                            5,489,056
            169,700  Correctional Properties Trust (NON) (R)                                                     3,266,725
            150,000  CRIIMI MAE, Inc. (R)                                                                          553,125
            220,000  Engel General Developers Ltd. (AFF)                                                           825,000
             15,000  Equity Residential Properties Trust (R)                                                       634,688
            200,000  Fortress Group, Inc.                                                                          487,500
            125,700  Glenborough Realty Trust, Inc. (R)                                                          2,686,838
            557,200  Hanover Capital Mortgage Holdings, Inc. (AFF) (R)                                           1,358,175
            366,465  Healthcare Realty Trust, Inc. (R)                                                           8,428,695
            114,900  Indymac Mortgage Holdings, Inc. (R)                                                         1,105,913
            235,700  Innkeepers USA Trust (R)                                                                    2,607,431
             43,300  Kilroy Realty Corp. (R)                                                                       968,838
             68,100  Lexington Corporate Properties Trust (R)                                                      893,813
             40,000  Malan Realty Investors, Inc. (R)                                                              605,000
            128,100  Mills Corp. (R)                                                                             2,746,144
             48,000  New Plan Excel Realty Trust                                                                 1,050,000
            218,400  Novastar Financial, Inc. (R)                                                                1,269,450
            971,110  Prime Retail, Inc. (R)                                                                     10,257,349
            163,300  RFS Hotel Investors, Inc. (R)                                                               2,337,231
             95,000  Sizeler Property Investments, Inc. (R)                                                        807,500
            198,200  SL Green Realty Corp. (R)                                                                   4,236,525
            614,000  Sunstone Hotel Investors, Inc. (R)                                                          6,523,750
             74,500  Tower Realty Trust, Inc. (R)                                                                1,401,531
            845,000  Wilshire Real Estate Investment Trust, Inc. (AFF) (R)                                       2,851,875
            110,900  Winston Hotels, Inc.                                                                        1,039,688
                                                                                                            --------------
                                                                                                               115,477,191

Recreation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            557,200  Royal Caribbean Cruises Ltd.                                                               16,924,950
            252,200  Royal Olympic Cruise Lines, Inc. (NON)                                                        977,275
                                                                                                            --------------
                                                                                                                17,902,225

Retail (10.4%)
--------------------------------------------------------------------------------------------------------------------------
            806,000  Albertsons, Inc.                                                                           45,992,375
            207,400  BJ's Wholesale Club, Inc. (NON)                                                             7,997,863
            230,000  Claire's Stores, Inc.                                                                       3,910,000
            280,000  Cole National Corp. Class A (NON)                                                           4,322,500
            337,400  CompUSA, Inc. (NON)                                                                         4,997,738
            137,400  CVS Corp.                                                                                   6,784,125
            212,500  Dollar General Corp.                                                                        5,060,156
            265,000  Duckwall-Alco Stores, Inc. (NON) (AFF)                                                      3,511,250
            227,400  Federated Department Stores, Inc. (NON)                                                     9,479,738
             21,000  Friendly Ice Cream Corp.                                                                      165,375
            430,000  General Nutrition Companies, Inc. (NON)                                                     7,632,500
            279,000  InterTAN, Inc. (NON)                                                                        1,865,813
            610,000  Intimate Brands, Inc.                                                                      17,575,625
            224,300  Jo-Ann Stores, Inc. class A                                                                 3,532,725
            205,041  Limited, Inc. (The)                                                                         5,933,374
            770,000  Lowe's Cos., Inc.                                                                          32,532,500
             93,750  99 Cents Only Stores (NON)                                                                  4,031,250
          1,050,000  Officemax, Inc. (NON)                                                                      11,156,250
          1,175,000  Pier 1 Imports, Inc.                                                                       12,631,250
          1,400,000  Rite Aid Corp.                                                                             64,925,000
             65,400  Sensormatic Electronics Corp.                                                                 531,375
            300,000  Tandy Corporation                                                                          13,518,750
            321,300  The Men's Wearhouse, Inc. (NON)                                                             8,132,906
            119,700  Tiffany & Co.                                                                               5,229,394
            800,000  TJX Cos., Inc. (The)                                                                       20,500,000
            430,000  Wal-Mart Stores, Inc.                                                                      32,384,375
            949,000  West Coast Entertainment Corp. (NON) (AFF)                                                    504,156
                                                                                                            --------------
                                                                                                               334,838,363

Specialty Consumer Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            335,000  Mattel, Inc.                                                                               11,578,438

Telecommunications (6.1%)
--------------------------------------------------------------------------------------------------------------------------
            520,000  American Telephone & Telegraph Co.                                                         32,402,500
            262,000  Ascend Communications, Inc. (NON)                                                          14,721,125
            400,000  Bell Atlantic Corp.                                                                        22,250,000
            525,700  Cable & Wireless Optus Ltd. 144A                                                              982,249
            270,000  Davox Corp                                                                                  1,923,750
            536,666  Hellenic Telecommunication
                       Organization S.A. (Greece)                                                               13,419,013
             52,000  Inter-Tel, Inc. (NON)                                                                       1,248,000
          1,000,000  SBC Communications, Inc.                                                                   47,937,500
             37,100  Sonera Group GDR 144A                                                                       2,114,700
            466,200  Swisscom AG- ADR                                                                           15,734,250
            142,625  Telecom Corp. of New Zealand Ltd. (New Zealand)                                             2,424,625
            699,100  U S West, Inc.                                                                             43,518,975
                                                                                                            --------------
                                                                                                               198,676,687

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Mohawk Industries, Inc. (NON)                                                               7,835,625
            248,550  Novel Denim Holdings Ltd. (Hong Kong)                                                       4,955,466
            134,000  Unifi, Inc.                                                                                 2,579,500
                                                                                                            --------------
                                                                                                                15,370,591

Transportation (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            239,400  Airborne Freight Corp.                                                                      6,388,988
            200,000  CNF Transportation, Inc.                                                                    7,137,500
            784,400  GATX Corp.                                                                                 29,660,125
             68,200  International Total Services, Inc.                                                            332,475
            259,110  MIF Ltd. (Norway) (NON)                                                                     4,704,173
            385,000  Sea Containers, Ltd. Class A                                                               12,512,500
            465,000  Southwest Airlines Co.                                                                      9,997,500
            311,600  Stolt-Nielsen S.A. ADR                                                                      3,739,200
             96,000  UAL Corp. (NON)                                                                             6,114,000
            100,000  USFreightways Corp.                                                                         2,687,500
                                                                                                            --------------
                                                                                                                83,273,961

Utilities (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            430,000  Baltimore Gas & Electric Co.                                                               13,195,625
            300,400  CiNergy Corp.                                                                              10,382,575
            310,000  Consolidated Edison, Inc.                                                                  15,751,875
             90,000  DPL, Inc.                                                                                   1,800,000
            890,000  Endesa Sp Adr                                                                              23,140,000
            230,000  Houston Industries, Inc.                                                                    7,273,750
              8,400  Light, Servicos de Electricidade S.A.                                                       1,503,176
            560,000  MCN Corp.                                                                                  10,605,000
            370,000  Nevada Power Co.                                                                            8,764,375
             93,400  P P & L Resources, Inc.                                                                     2,550,988
             60,000  Pinnacle West Capital Corp.                                                                 2,733,750
            330,000  Texas Utilities Co.                                                                        14,705,625
                                                                                                            --------------
                                                                                                               112,406,739
                                                                                                            --------------
                     Total Common Stocks (cost $2,733,521,188)                                              $3,096,623,535

CONVERTIBLE PREFERRED STOCKS (0.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            400,000  Cendant Corp. $0.65 cv. pfd.                                                           $   10,700,000
            259,000  National Australia Bank Ltd. $1.969 cv. pfd.                                                7,413,875
            112,200  Standard Automotive Corp. $1.02 cv.pfd.                                                     1,122,000
            320,000  WBK STRYPES Trust $3.135 cv. pfd.                                                           9,800,000
                                                                                                            --------------
                     Total Convertible Preferred Stocks
                       (cost $34,853,638)                                                                   $   29,035,875

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $   875,000  Complete Management, Inc. cv. sub. deb. 8s, 2003                                       $      166,250
          3,850,000  HMT Technology Corp. 144A cv. sub. notes
                       5 3/4s, 2004                                                                              2,829,750
          2,000,000  Hutchinson Technology 144A cv. sub. notes 6s, 2005                                          2,487,500
          3,900,000  May & Speh Inc. cv. sub. notes 5 1/4s, 2003                                                 5,352,738
          2,000,000  Preferred Employers Holdings, Inc. cv. sub. notes
                       7s, 2003                                                                                  1,916,000
            850,000  Southern Mineral Corp. cv. deb. 6 7/8s, 2007                                                  382,500
          3,300,000  USA Waste Services, Inc. cv. sub. notes 4s, 2002                                            3,828,000
         10,000,000  World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                             3,400,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $26,746,582)                                                                   $   20,362,738

WARRANTS (--%)(a)(NON)                                                                          EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
            173,100  Omega Orthodontics, Inc.                                                   9/30/02     $        5,409
             88,500  U. S. Energy Systems, Inc.                                                 12/2/01             13,828
                                                                                                            --------------
                     Total Warrants (cost $26,160)                                                          $       19,237

SHORT-TERM INVESTMENTS (3.0%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,000,000  General Electric Co. effective yield of 5.11%,
                       December 17, 1998                                                                    $   24,943,222
         72,624,000  Interest in $756,318,000 joint repurchase
                       agreement dated November 30, 1998, with
                       Merrill, Lynch, Pierce, Fenner & Smith due
                       December 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $72,634,692 for an effective yield of 5.3%                                               72,634,692
                                                                                                            --------------
                     Total Short-Term Investments (cost $97,577,914)                                        $   97,577,914
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,892,725,482) (b)                                            $3,243,619,299
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,229,832,623.

  (b) The aggregate identified cost on a tax basis is $2,893,006,489, resulting in gross unrealized appreciation and depreciation of $608,754,351 and $258,141,541, respectively, or net unrealized appreciation of $350,612,810.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,892,725,482) (Note 1)                                        $3,243,619,299
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             2,931,623
-----------------------------------------------------------------------------------------------
Foreign currency (cost $2,028,641)                                                    1,961,565
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,631,632
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        4,859,224
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,256,003,343

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      4,897,359
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      8,029,478
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            6,587,046
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,822,719
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              316,077
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           21,324
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,572
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,050,395
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  440,750
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    26,170,720
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,229,832,623

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,895,381,580
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         12,883,469
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (29,259,078)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        350,826,652
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,229,832,623

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,477,064,428 divided by 67,313,449 shares)                                            $21.94
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $21.94)*                                  $23.28
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,641,812,080 divided by 76,016,240 shares)**                                          $21.60
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($110,956,115 divided by 5,122,487 shares)                                               $21.66
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.66)*                                  $22.45
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $35,110)                                         $  24,894,388
-----------------------------------------------------------------------------------------------
Interest                                                                              5,830,712
-----------------------------------------------------------------------------------------------
Total investment income                                                              30,725,100

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,205,572
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,228,277
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       24,263
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,908
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,852,147
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 7,650,017
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   422,453
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 131,017
-----------------------------------------------------------------------------------------------
Registration fees                                                                         9,041
-----------------------------------------------------------------------------------------------
Auditing                                                                                 38,792
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,861
-----------------------------------------------------------------------------------------------
Postage                                                                                 520,997
-----------------------------------------------------------------------------------------------
Other                                                                                   395,699
-----------------------------------------------------------------------------------------------
Total expenses                                                                       21,508,044
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (371,833)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         21,136,211
-----------------------------------------------------------------------------------------------
Net investment income                                                                 9,588,889
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3 and 5)
(including realized loss of $14,431,611 on sales of
investments in affiliated issuers)                                                 (103,054,315)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                       (7,101)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                 (67,165)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (110,297,837)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (213,426,418)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(203,837,529)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    9,588,889  $    8,172,787
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                      (103,061,416)     95,643,722
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                       (110,365,002)    295,714,232
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                          (203,837,529)    399,530,741
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --      (4,172,539)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (147,312)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (169,011)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --     (20,953,406)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (22,686,031)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (1,774,614)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    59,702,911   1,920,758,165
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (144,134,618)  2,270,385,993

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,373,967,241   1,103,581,248
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $12,883,469 and $3,294,580, respectively)                              $3,229,832,623  $3,373,967,241
---------------------------------------------------------------------------------------------------------------
 * Unaudited

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                         Nov. 30                                                                           Aug. 5, 1993+
operating performance           (Unaudited)                            Year ended May 31                              to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $23.15           $18.76           $16.33           $12.24           $10.74            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .10(c)           .17(c)           .13(c)           .14              .06(d)           .07(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                (1.31)            4.77             3.48             4.37             1.59             2.27
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.21)            4.94             3.61             4.51             1.65             2.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.09)            (.10)            (.13)            (.03)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.46)           (1.08)            (.29)            (.10)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --               --               --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --             (.55)           (1.18)            (.42)            (.15)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $21.94           $23.15           $18.76           $16.33           $12.24           $10.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (5.23)*          26.67            22.91            37.57            15.61            27.58*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,477,064       $1,530,290         $525,804         $173,321         $103,555           $3,062
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48*            1.03             1.20             1.29             1.13 (d)          .78*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .48*             .77              .79             1.05             1.89 (d)          .73*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             35.16*           31.08            38.35            76.68            15.32           102.99*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                           For the period
Per-share                                          Nov. 30                                                           Nov. 2, 1994+
operating performance                            (Unaudited)                     Year ended May 31                    to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $22.86           $18.59           $16.24           $12.19           $11.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .03(c)            --(c)            --(c)           .04              .06(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                 (1.29)            4.73             3.45             4.35             1.20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               (1.26)            4.73             3.45             4.39             1.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               -- (e)         (.02)            (.05)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.46)           (1.08)            (.29)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                    --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (.46)           (1.10)            (.34)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $21.60           $22.86           $18.59           $16.24           $12.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (5.51)*          25.72            21.95            36.62            11.55*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,641,812       $1,723,054         $543,015         $153,905          $89,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .82*            1.78             1.95             2.05             1.12*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .14*             .02              .03              .30              .65*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              35.16*           31.08            38.35            76.68            15.32
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six months
                                                                   ended                                           For the period
Per-share                                                         Nov. 30                                          Jan. 22, 1996+
operating performance                                           (Unaudited)              Year ended May 31            to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $22.91           $18.62           $16.29           $13.84
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .05(c)           .06(c)           .04(c)           .02(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                  (1.30)            4.73             3.46             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (1.25)            4.79             3.50             2.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --             (.04)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.46)           (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --             (.50)           (1.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $21.66           $22.91           $18.62           $16.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (5.46)*          26.04            22.28            17.70*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $110,956         $120,624          $34,763           $2,025
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .73*            1.53             1.70              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .22*             .28              .23              .16*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               35.16*           31.08            38.35            76.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.



Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that offer potential for capital appreciation. Current income is only an incidental consideration in selecting investments for the fund.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the funds had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At November 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $371,833 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,200 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 0.85% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively. Prior to July 22, 1998 the annual rate was 1.00% of the average net assets attributable to class B shares.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $699,699 and $35,962 from the sale of class A and class M shares, respectively and $1,572,679 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $41,832 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,256,598,837 and $1,084,148,867, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                     Six months ended
                                                     November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,977,167      $ 264,547,566
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                11,977,167        264,547,566

Shares
repurchased                                    (10,776,251)      (228,894,448)
-----------------------------------------------------------------------------
Net increase                                     1,200,916       $ 35,653,118
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     51,074,128     $1,123,253,209
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,143,129         23,946,747
-----------------------------------------------------------------------------
                                                52,217,257      1,147,199,956

Shares
repurchased                                    (14,135,542)      (309,703,535)
-----------------------------------------------------------------------------
Net increase                                    38,081,715      $ 837,496,421
-----------------------------------------------------------------------------

                                                      Six months ended
                                                      November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,489,376      $ 253,509,243
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                11,489,376        253,509,243

Shares
repurchased                                    (10,853,202)      (226,993,016)
-----------------------------------------------------------------------------
Net increase                                       636,174       $ 26,516,227
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     57,943,337     $1,265,178,122
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,013,073         21,030,886
-----------------------------------------------------------------------------
                                                58,956,410      1,286,209,008

Shares
repurchased                                    (12,789,657)      (276,546,324)
-----------------------------------------------------------------------------
Net increase                                    46,166,753     $1,009,662,684
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        879,315       $ 19,212,454
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   879,315         19,212,454

Shares
repurchased                                     (1,022,844)       (21,678,888)
-----------------------------------------------------------------------------
Net decrease                                      (143,529)      $ (2,466,434)
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,053,490        $88,211,779
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       90,372          1,877,929
-----------------------------------------------------------------------------
                                                 4,143,862         90,089,708

Shares
repurchased                                       (744,948)       (16,490,648)
-----------------------------------------------------------------------------
Net increase                                     3,398,914        $73,599,060
-----------------------------------------------------------------------------
Note 5


Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Name of affiliates
-------------------------------------------------------------------------------------------------------------------
American Residential
  Investment Trust, Inc.                        $       --        $ 7,345,680                $--                $--
Anworth Mortgage
  Asset Corp.                                           --            562,500                 --            601,250
Bonded Motors, Inc.                                     --                 --                 --          1,567,500
Calpine Corp.                                      535,824          6,438,195                 --         26,808,000
Captec Net Lease Realty, Inc.                           --                 --                 --          5,706,975
Chastain Capital Corp.                                  --          1,381,500                 --          2,285,550
Complete Management, Inc.                               --         10,837,398                 --                 --
Duckwall-Alco Stores, Inc.                              --                 --                 --          3,511,250
Engel General Developers, Ltd.                          --                 --                 --            825,000
Epitope Inc.                                            --                 --                 --          5,640,000
4Front Software
  International, Inc.                            1,100,000                 --                 --          4,400,000
Hanover Capital
  Mortgage Holdings, Inc.                               --                 --                 --          1,358,175
Omega Orthodontics Inc.                                 --                 --                 --            242,325
Preferred Employers Holdings                     1,106,250                 --                 --          2,584,481
Scheid Vineyards Inc. Class A                      773,875                 --                 --          1,900,000
Unidigital Inc.                                         --                 --                 --          1,179,425
West Coast
  Entertainment Corp.                                   --                 --                 --            504,156
Wilshire Real Estate
  Investment Trust, Inc.                                --          1,478,400                 --          2,851,875
-------------------------------------------------------------------------------------------------------------------
 Totals                                         $3,515,949        $28,043,673                $--        $61,965,962
-------------------------------------------------------------------------------------------------------------------


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Gerald S. Zukowski
Vice President and Fund Manager

William H. Miller
Vice President and Fund Manager

Edward R. Finch
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com

--------------------
BULK RATE
U.S. POSTAGE
PAID
PUTNAM
INVESTMENTS
--------------------

SA002-48657 433/948/2BN    1/99